Cash, Cash Equivalents, Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash
Cash, Cash Equivalents, Restricted Cash

3. Cash, Cash Equivalents, Restricted Cash

Cash, cash equivalents and restricted cash consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Cash and cash equivalents:
Cash	22,991,101	36,667,669
Cash equivalents	1,328,231	4,302,310
Restricted cash:
Current	7,380,341	8,567,496
Non‑current	230,903	—
Total cash, cash equivalents and restricted cash	31,930,576	49,537,475
(i)	Cash and cash equivalents consist of cash on hand and demand deposits which have original maturities of three months or less and are readily convertible to a known amount of cash. The weighted average interest rate of cash equivalent for the years ended December 31, 2019 and 2020 are 2.21% and 0.97%, respectively.
(ii)	The Group’s restricted cash is classified into current and non-current portion based on the length of restricted period, and is mainly comprised of 1) cash received from the property buyers but not yet been paid to the sellers through the Company’s online payment platform, which is placed with banks in escrow accounts; 2) cash pledged with commercial banks for the Group’s bank loans; 3) security deposits for the Group’s guarantee and financing services; 4) security deposits for forward exchange contract. The proportion for each type of restricted cash are 61.69%, 29.61%, 8.11% and 0.59% as of December 31, 2019; 91.68%, 0%, 8.32% and 0% as of December 31, 2020, respectively.